INCOME TAXES (Details 3)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2008
Statutory rate	25.00%	25.00%	25.00%	33.00%
Effect of preferential tax treatment	(30.00%)	218.00%	(550.00%)
Effect of different tax jurisdiction	10.00%	(156.00%)	307.00%
Permanent book-tax difference	(4.00%)	1757.00%	403.00%
Change in valuation allowance	76.00%	(2078.00%)	998.00%
Utilization of tax loss previously not recognized	(43.00%)	0.00%	0.00%
Under (over) provision in prior year	(2.00%)	32.00%	256.00%
Effective income tax rate	32.00%	(202.00%)	1439.00%